Variable Interest Entity (Details 1) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Operating revenues	$ 2,179,480	$ 3,180,634	$ 4,139,181
Net (loss) income	(4,045,948)	(2,457,186)	475,346
Variable Interest Entity (VIE) or Potential VIE, Information Unavailability [Member]
Operating revenues	2,179,172	3,180,634	4,139,181
(Loss) income from operations	(2,274,112)	(1,660,384)	303,767
Net (loss) income	$ (2,512,032)	$ (2,195,951)	$ 125,827